Long-Term Debt (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Summary of long-term debt
Long-term debt		$ 771	$ 793
8.15% surplus note, due June 27, 2032, payable to NFS [Member]
Summary of long-term debt
Long-term debt		300	300
7.50% surplus note, due December 31, 2031, payable to NFS [Member]
Summary of long-term debt
Long-term debt		300	300
6.75% surplus note, due December 23, 2033, payable to NFS [Member]
Summary of long-term debt
Long-term debt		100	100
Other [Member]
Summary of long-term debt
Long-term debt	[1]	$ 71	$ 93

[1]	Includes debt assumed in the JNF acquisition.